Basis of presentation and significant accounting policies - Social contributions (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Basis of presentation and significant accounting policies
Contributions	$ 42,824	$ 31,284	$ 20,608